Financials UltraSector ProFund Expense Example - Financials UltraSector ProFund	Jul. 31, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 170
Expense Example, with Redemption, 3 Years	526
Expense Example, with Redemption, 5 Years	907
Expense Example, with Redemption, 10 Years	1,976
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	829
Expense Example, with Redemption, 5 Years	1,415
Expense Example, with Redemption, 10 Years	$ 3,003